(3) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Summary Of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies used in preparing the Company’s financial statements are set out below. These policies have been consistently applied to all periods presented.

3.1	Cash and cash equivalents

In the statements of cash flows, cash and cash equivalents include negative balances of overdraft accounts that are immediately payable and are an integral part of the Group’s cash management.

Cash and cash equivalents comprise the balances of cash and financial investments with original maturities of three months or less from the contract date, which are subject to an insignificant risk of change in value and are used by the Company in the management of short-term obligations.

3.2 Concession agreements

The IFRIC 12 – Service Concession Arrangements establish general guidelines for the recognition and measurement of obligations and rights related to concession agreements and apply to situations in which the granting authority controls or regulates which services the concessionaire should provide with the infrastructure, to whom the services should be provided and at what price, and controls any significant residual interest in the infrastructure at the end of the concession period.

When these criteria are met, the infrastructure of distribution concessionaires is segregated at the time of construction in accordance with the IFRS requirements, so that the following are recognized in the financial statements (i) an intangible asset corresponding to the right to operate the concession and collect from the users of public utilities, and (ii) a financial asset corresponding to the unconditional contractual right to receive cash (indemnity) by transferring control of the assets at the end of the concession.

The concession financial asset of distribution companies is measured based on its fair value, determined in accordance with the remuneration base for the concession assets, pursuant to the legislation in force established by the Brazilian Electricity Regulatory Agency (Agência Nacional de Energia Elétrica - ANEEL), and takes into consideration changes in the estimated cash flow, mainly based on factors such as new replacement price, and adjustment for Extended Comprehensive Consumer Price Index (“IPCA”) for the distribution subsidiaries. The financial asset of distribution companies is classified as available-for-sale, with the corresponding cash flow changes entry in the Net Operating Revenue in the statement of profit or loss for the year (notes 4 and 25).

The financial asset of the transmission companies is classified as loans and receivables, initially measured at its fair value and subsequently at amortized cost using the effective interest method.

The remaining amount is recognized as intangible asset and relates to the right to charge consumers for electric energy distribution services, and is amortized in accordance with the consumption pattern that reflects the estimated economic benefit to the end of the concession.

Services related to the construction of infrastructure are recognized in accordance with IAS 11 – Construction Contracts, against a financial asset corresponding to the amount subject to right to receive cash (indemnity), residual amounts classified as intangible assets are amortized over the concession period in proportion to a curve that reflects the consumption pattern in relation to the economic benefits.

Considering that (i) the tariff model that does not provide for a profit margin for the infrastructure construction services, (ii) the way in which the subsidiaries manage the constructions by using a high level of outsourcing, and (iii) the fact that there is no provision for profit margin on construction in the Company‘s business plans, Management is of the opinion that the margins on this operation are irrelevant, and therefore no mark-up to the cost is considered in revenue. The construction revenue and costs are therefore presented in the statement of profit or loss for the year in the same amounts.

3.3 Financial instruments

- Financial assets

Financial assets are recognized initially on the date that they are originated or on the trade date at which the Company or its subsidiaries become parties to the contractual provisions of the instrument. Derecognition of a financial asset occurs when the contractual rights to the cash flows from the asset expire or when the risks and rewards of ownership of the financial asset are transferred. The Group holds the following main financial assets:

i.	Fair value through profit or loss: these are assets held for trading or designated as such upon initial recognition. The Group manages such assets and make purchase and sale decisions based on their fair value in accordance with their documented risk management and investment strategy. These financial assets are measured at fair value, and changes therein are recognized in profit or loss for the year.
ii.	Held-to-maturity: these are assets that the Group has the positive intent and ability to hold to maturity. Held-to-maturity financial assets are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less any impairment losses.
iii.	Loans and receivables: these are assets with fixed or determinable payments that are not quoted in an active market. Such assets are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less any impairment losses.
iv.	Available-for-sale: these are non-derivative financial assets that are designated as available-for-sale or that are not classified into any of the previous categories. Subsequent to initial recognition, interest calculated using the effective interest method is recognized in the statement of profit or loss as part of the Net Operating Revenue for the variations on the expected cash flows of distribution companies, and changes in fair value of these financial assets are recognized in other comprehensive income. The accumulated result in other comprehensive income is transferred to profit or loss when the asset is realized.

- Financial liabilities

Financial liabilities are initially recognized on the date that they are originated or on the trade date at which the Company or its subsidiaries become a party to the contractual provisions of the instrument. The Group has the following main financial liabilities:

i.	Measured at fair value through profit or loss: these are financial liabilities that are: (i) held for short-term trading, (ii) designated at fair value in order to match the effects of recognition of income and expenses to obtain more relevant and consistent accounting information, or (iii) derivatives. These liabilities are measured at fair value and any change in their fair value is subsequently recognized in profit or loss.
ii.	Other financial liabilities (not measured at fair value through profit or loss): these are other financial liabilities not classified into the previous category. They are measured initially at fair value net of any cost attributable to the transaction and subsequently measured at amortized cost using the effective interest rate method.

The Company recognizes financial guarantees when these are granted to non-controlled entities or when the financial guarantee is granted at a percentage higher than the Company's interest to cover commitments of joint ventures. Such financial guarantees are initially measured at fair value, by recognizing (i) a liability corresponding to the risk of non-payment of the debt, which is amortized against finance income simultaneously and in proportion to amortization of the debt, and (ii) an asset equivalent to the right to compensation by the guaranteed party or a prepaid expense under the guarantees, which is amortized by receipt of cash from other shareholders or at the effective interest rate over the term of the guarantee. After initial recognition, guarantees are measured periodically at the higher of the amount determined in accordance with IAS 37 and the amount initially recognized less accumulated amortization.

Financial assets and liabilities are offset and presented at their net amount when, and only when, there is a legal right to offset the amounts and the intent to realize the asset and settle the liability simultaneously.

The classifications of financial instruments are described in note 33.

- Capital

Common shares are classified as equity. Additional costs directly attributable to share issues and share options are recognized as a deduction from equity, net of any tax effects.

3.4 Property, plant and equipment

Items of property, plant and equipment are measured at acquisition, construction or formation cost less accumulated depreciation and, if applicable, accumulated impairment losses. Cost also includes any other costs attributable to bringing the assets to the place and in a condition to operate as intended by Management, the cost of dismantling and restoring the site on which they are located and capitalized borrowing costs on qualifying assets.

The replacement cost of items of property, plant and equipment is recognized if it is probable that it will involve economic benefits for the subsidiaries and if the cost can be reliably measured, and the value of the replaced item is written off. Maintenance costs are recognized in profit or loss as they are incurred.

Depreciation is calculated on a straight-line basis, at annual rates of 2% to 20%, taking into consideration the estimated useful life of the assets, as instructed and defined by the granting authority.

Gains and losses on disposal/ write-off of an item of property, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount of the asset, and are recognized net within other operating income/expenses.

Assets and facilities used in the regulated activities are tied to these services and may not be removed, disposed of, assigned or pledged in mortgage without the prior and express authorization of ANEEL. ANEEL, through Resolution No. 20 of February 3, 1999, amended by Normative Resolution No. 691 of December 8, 2015, releases Public Electric Energy Utility concessionaires from prior authorization for release of assets of no use to the concession, but determines that the proceeds from the disposal be deposited in a restricted bank account for use in the concession.

3.5 Intangible assets

Includes rights related to non-physical assets such as goodwill and concession exploration rights, software and rights-of-way.

Goodwill that arises on the acquisition of subsidiaries is measured based on the difference between the fair value of the consideration transferred for acquisition of a business and the net fair value of the assets, adding the portion of noncontrolling interests and liabilities of the subsidiary acquired.

Goodwill is subsequently measured at cost less accumulated impairment losses. Goodwill and other intangible assets with indefinite useful lives, if any, are not subject to amortization and are tested annually for impairment.

A bargain purchase is recognized as a gain in the statement of profit or loss in the year of the business acquisition.

Intangible assets corresponding to the right to operate concessions may have three origins, as follows:

i.	Acquisitions through business combinations: the portion arising from business combinations that corresponds to the right to operate the concession is stated as an intangible asset and,amortized over the remaining period of the concessions, on a straight-line basis;
ii.	Investments in infrastructure: under the electric energy distribution concession agreements with the subsidiaries, the recognized intangible asset corresponds to the concessionaires' right to charge the consumers for use of the concession infrastructure. Since the exploration term is defined in the agreement, intangible assets with defined useful lives are amortized over the concession period in proportion to a curve that reflects the consumption pattern in relation to the economic benefits. For further information see note 3.2.

Items comprised in the infrastructure are directly tied to the Company’s electric energy distribution operation and cannot be removed, disposed of, assigned or pledged in mortgage without the prior and express authorization of ANEEL. ANEEL, through Resolution No. 20 of February 3, 1999, amended by Normative Resolution No. 691 of December 8, 2015, releases Public Electric Energy Utility concessionaires from prior authorization for release of assets of no use to the concession, but determines that the proceeds from the disposal be deposited in a restricted bank account for use in the concession.

iii.	Use of Public Asset: upon certain generation concessions were granted with the condition of payments to the federal government for Use of Public Asset. On the signing date of the respective agreements the Company’s subsidiaries recognized intangible assets and the corresponding liabilities at fair value. The Company capitalizes interests on the Use of Public Assets intangible from the signing date to the date of commencement of the operations, when the whole intagible starts to be amortized on a straight-line basis over the remaining period of each concession.

3.6 Impairment

- Financial assets

A financial asset not measured at fair value through profit or loss is reassessed at each reporting date to determine whether there is objective evidence that it is impaired. Impairment can occur after the initial recognition of the asset and have a negative effect on the estimated future cash flows.

The Group consider evidence of impairment of receivables and held-to-maturity securities for both specific asset and at a collective level for all significant securities. Receivables and held-to-maturity securities that are not individually significant are collectively assessed for impairment by grouping together the securities with similar risk characteristics.

In assessing collective impairment the Company uses historical trends of the probability of default, timing of recoveries and the amount of loss incurred, adjusted for Management's judgment as to whether the assumptions and current economic and credit conditions are such that the actual losses are likely to be higher or lower than suggested by historical trends.

An impairment loss of a financial asset is recognized as follows:

I.	Amortized cost: as the difference between the carrying amount and the present value of the estimated future cash flows discounted at the asset’s original effective interest rate. Losses are recognized in profit or loss and shown in an allowance account against receivables. When a subsequent event indicates that the amount of impairment loss has decreased, this reduction is reversed as a credit through profit or loss.
II.	Available-for-sale: as the difference between the acquisition cost, net of any reimbursement and principal repayment, and the current fair value, less any impairment loss previously recognized in profit or loss.

In the case of financial assets carried at amortized cost and/or debt instruments classified as available-for-sale, if an increase (gain) is identified in subsequent periods, the impairment loss is reversed through profit or loss. However, any subsequent recovery in the fair value of an impaired equity instrument classified as available-for-sale is recognized in other comprehensive income.

- Non-financial assets

Non-financial assets that have indefinite useful lives, such as goodwill, are tested annually for impairment to assess whether the asset's carrying amount does not exceed its recoverable amount. Other assets subject to amortization are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may be impaired.

An impairment loss is recognized if the carrying amount of an asset exceeds its estimated recoverable amount, which is the greater of (i) its fair value less costs to sell and (ii) its value in use.

The assets (e.g. goodwill, concession intangible asset) are segregated and grouped together at the lowest level that generates identifiable cash inflows (the "cash generating unit", or “CGU”). If there is an indication of impairment, the loss is recognized in profit or loss. Except in the case of goodwill impairment, which cannot be reversed in the subsequent period, impairment losses are reassessed annually for triggering events that would lead to possibility of reversals.

3.7 Provisions

A provision is recognized if, as a result of a past event, there is a legal or constructive obligation that can be estimated reliably, and it is probable (more likely than not) that an outflow of economic benefits will be required to settle the obligation. When applicable, provisions are determined by discounting the expected future cash outflows at a rate that reflects current market assessment and the risks specific to the liability. The unwinding of the discount is recognized as finance cost.

3.8 Employee benefits

Certain subsidiaries have post-employment benefits and pension plans, recognized in accordance with IAS 19 “Employee benefits” (as revised 2011), and are regarded as Sponsors of these plans. Although the plans have particularities, they have the following characteristics:

i.	Defined contribution plan: a post-employment benefit plan under which the Sponsor pays fixed contributions into a separate entity and will have no liability for the actuarial deficits of the plan. The obligations are recognized as an expense in the statement of profit or loss in the periods during which the services are rendered.
ii.	Defined benefit plan: The net obligation is calculated as the difference between the present value of the actuarial obligation based on assumptions, biometric studies and interest rates in line with market rates, and the fair value of the plan assets as of the reporting date. The actuarial liability is calculated annually by independent actuaries, under the responsibility of Management, using the projected unit credit method. Actuarial gains and losses are recognized in other comprehensive income when they occur. Net Interest (income or expense) is calculated by applying the discount rate at the beginning of the period to the net amount of the defined benefit asset or liability. When applicable, the cost of past services is recognized immediately in profit or loss.

If the plan records a surplus and it becomes necessary to recognize an asset, the recognition is limited to the present value of future economic benefits available in the form of reimbursements or future reductions in contributions to the plan.

3.9 Dividends and Interest on capital

Under Brazilian law, the Company is required to distribute a mandatory minimum annual dividend of 25% of profit adjusted in accordance with the Company´s bylaws. In conformity with IAS 10 a provision may only be made for the minimum mandatory dividend, and dividends declared but not yet approved are only recognized as a liability in the financial statements after approval by the competent body. According to Law 6,404/76, they will therefore be held in equity, in the “additional dividend proposed” account, as they do not meet the present obligation criteria at the reporting date.

As established in the Company's bylaws and in accordance with current corporate law, the Board of Directors is responsible for declaring an interim dividend and interest on capital determined in a half-yearly statement of income. An interim dividend and interest on capital declared at the base date of June 30 is only recognized as a liability in the Company's financial statement after the date of the Board of Directors' decision.

Interest on capital is treated in the same way as dividends and is also stated in changes in equity. The withholding income tax on interest on capital is always recognized as a charge to equity with a balancing item in liabilities upon the proposal for its payment, even if not yet approved, since it meets the criterion of obligation at the time of Management’s proposal.

3.10 Revenue recognition

The operating revenue in the normal course of the subsidiaries’ activities is measured at the fair value of the consideration received or receivable. The operating revenue is recognized when there is persuasive evidence that all significant risks and rewards were transferred to the buyer, it is probable that future economic benefits will flow to the entity, the associated costs can be reliably measured, and the amount of the operating revenue can be reliably measured.

The revenue from electric energy distribution is recognized when the energy is supplied. The energy distribution subsidiaries perform the reading of their customers based on a reading routine (calendar and reading route) and invoice monthly the consumption of MWh based on the reading performed for each consumer. As a result, part of the energy distributed during the month is not billed at the end of the month and, consequently, an estimate is developed by Management and recorded as “Unbilled”. This unbilled revenue estimate is calculated using as a base the total volume of energy of each distributor made available in the month and the annualized rate of technical and commercial losses. The revenue from energy generation sales is recognized based on the assured energy and at tariffs specified in the terms of the supply contracts or the current market price, as appropriate. The revenue from energy trading is recognized based on bilateral contracts with market agents and properly registered with the Electric Energy Trading Chamber – CCEE. No single consumer accounts for 10% or more of the Company’s total revenue.

The revenue from services provided is recognized when the service is provided, under a service agreement between the parties.

The revenue from construction contracts is recognized based on the percentage of completion method, and losses, if any, are recognized the statement of profit or loss as incurred.

3.11 Income tax and social contribution

Income tax and social contribution expenses are calculated and recognized in accordance with the legislation in force and comprise current and deferred taxes. Income tax and social contribution are recognized in the statement of profit or loss except to the extent that they relate to items recognized directly in equity or other comprehensive income, when the net amounts of these tax effects are already recognized, and those arising from the initial recognition in business combinations.

Current taxes are the expected taxes payable or receivable/recoverable on the taxable profit or loss. Deferred taxes are recognized for temporary differences between the carrying amounts of assets and liabilities for accounting purposes and the equivalent amounts used for tax purposes and for tax loss carryforwards.

The Company and certain subsidiaries recognize in their financial statements the effects of tax loss carryforwards and deductible temporary differences, based on projections of future taxable profits, approved annually by the Boards of Directors and examined by the Fiscal Council. The subsidiaries also recognized tax credits relating to the tax benefits created by the corporate restructuring, which are amortized on a straight line basis for the remaining period of each concession agreement.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to taxes levied by the same tax authority on the same taxable entity.

Deferred income tax and social contribution assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related taxes benefit will be realized.

3.12 Earnings per share

Basic earnings per share are calculated by dividing the profit or loss for the year attributable to the Company’s controlling shareholders by the weighted average number of shares outstanding during the year. Diluted earnings per share are calculated by dividing the profit or loss for the year attributable to the controlling shareholders, adjusted by the effects of instruments that potentially would have impacted the profit or loss for the year by the weighted average of the number of shares outstanding, adjusted by the effects of all dilutive potential convertible notes for the reporting periods.

3.13 Government grants – CDE (Energy Development Account)

Government grants are only recognized when it is reasonably certain that these amounts will be received by the Group. They are recognized in profit or loss for the periods in which the Company recognizes as income the discounts granted in relation to the low-income subsidy and other tariff discounts.

The subsidies received through funds from the CDE (note 25) have the main purpose of offsetting discounts granted in order to provide immediate financial support to the distribution companies.

3.14 Sector financial asset and liability

According to the tariff pricing mechanism applicable to distribution companies, the energy tariffs should be set at a price level (price cap) that ensures the economic and financial equilibrium of the concession, therefore, the concessionaires and licensees are authorized to charge their consumers (after review and ratification by ANEEL) for: (i) the annual tariff increase; and (ii) every four or five years, according to each concession agreement, the periodic review for purposes of reconciliation of part of Parcel B (controllable costs) and adjustment of Parcel A (non-controllable costs).

The distributors' revenue is mainly comprised of the sale of electric energy and for the delivery (transport) of the electric energy via the distribution infrastructure (network). The distribution concessionaires' revenue is affected by the volume of energy delivered and the tariff. The electric energy tariff is comprised of two parcels which reflect a breakdown of the revenue:

•	Parcel A (non-controllable costs): this parcel should be neutral in relation to the entity's performance, i.e., the costs incurred by the distributors, classifiable as “Parcel A”, are fully passed through the consumer or borne by the granting authority ; and
•	Parcel B (controllable costs) – comprised of capital expenditure on investments in infrastructure, operational costs and maintenance and remuneration to the providers of capital. It is this parcel that actually affects the entity's performance, since it has no guarantee of tariff neutrality and thus involves an intrinsic business risk.

This tariff pricing mechanism can cause temporary differences arising from the difference between the budgeted costs (Parcel A and other financial components) included in the tariff at the beginning of the tariff period and those actually incurred while it is in effect. This difference constitutes a right of the concessionaire to receive cash when the budgeted costs included in the tariff are lower than those actually incurred, or an obligation to pay if the budgeted costs are higher than those actually incurred.

3.15 Business combination

Business combinations are accounted for by applying the acquisition method. The consideration transferred in a business combination is measured at fair value, calculated as the sum of the fair values of the assets transferred by the acquirer, the liabilities incurred and the equity interests issued by the Company and subsidiaries in exchange for control of the acquiree. Costs related to the acquisition are generally recognized in profit or loss, when incurred.

At the acquisition date, assets and liabilities are recognized at fair value, except for: (i) deferred taxes, (ii) employee benefits and (iii) equity instruments.

The noncontrolling interests are initially measured either at fair value or at the noncontrolling interests’ proportionate share of the acquiree’s identifiable net assets. The measurement method is chosen on a transaction-by-transaction basis.

The excess of the consideration transferred, added to the portion of noncontrolling interests, over the fair value of the identifiable assets (including the concession intangible asset) and net liabilities assumed at the acquisition date are recognized as goodwill. In the event that the fair value of the identifiable assets and net liabilities assumed exceeds the consideration transferred, a bargain purchase is identified and the gain is recognized in the statement of profit or loss at the acquisition date.

3.16 Basis of consolidation

(i) Business combinations

The Company measures goodwill as the fair value of the consideration transferred including the recognized amount of any noncontrolling interest in the acquiree, less the recognized fair value of the identifiable assets acquired and liabilities assumed, all measured at the acquisition date.

(ii) Subsidiaries and joint ventures

The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. Joint ventures are accounted for using the equity method of accounting from the moment joint control is established.

The accounting policies of subsidiaries and joint ventures taken into consideration for purposes of consolidation and/or equity method of accounting, as applicable, are aligned with the Company's accounting policies.

The consolidated financial statements include the balances and transactions of the Company and its subsidiaries. The balances and transactions of assets, liabilities, income and expenses have been fully consolidated for the subsidiaries.

Intragroup balances and transactions, and any income and expenses derived from these transactions, are eliminated in preparing the consolidated financial statements. Unrealized gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Company’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

In the case of subsidiaries, the portion related to noncontrolling interests is stated in equity and in the statements of profit or loss and comprehensive income in each period presented.

The balances of joint ventures, as well as the Company’s interest in each of them are described in note 12.2.

(iii) Acquisition of noncontrolling interests

Accounted for as transaction among shareholders. Consequently, no asset or goodwill is recognized as a result of such transaction.

3.17 New standards and interpretations issued and effective

A number of IASB standards were issued or revised and are mandatory for accounting periods beginning on January 1, 2017:

a)	Amendments to IAS 12 – Recognition of deferred tax assets for unrealized losses

Issued on January 19, 2016, the amendments to IAS 12 clarify the requirements of recognition of deferred tax assets for unrealized losses on debt instruments and the method to assess whether taxable profits will be available against which the entity can utilize a deductible temporary difference, to address the diversity in practice.

The application of the amendments to IAS 12 did not have material impacts on the Company’s consolidated financial statements for the year ended December 31, 2017.

b)	Amendments to IAS 7 – Statement of Cash Flows

Issued on January 29, 2016, the amendments to IAS 7 Disclosure Initiative require an entity to provide disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities.

The application of the amendments to IAS 7 resulted in changes in the disclosure of the movement of financial assets and liabilities the cash flows of which are classified as financing activity. The changes of these amendments to IAS 7 generated additional disclosure reflected in notes 17 – Borrowings, 18 – Debentures and 33 – Financial Instruments.

c)	Annual Improvements to IFRS / 2014 – 2016 Cycle

Annually, the IASB discusses and decides on the proposed improvements to IFRS, as they are raised during the year. On December 8, 2016, the amendments relating to the 2014-2016 Cycle were issued, one of which is effective for annual periods beginning on or after January 1, 2017.

Amendments to IFRS 12 – Disclosure of interests in other entities: clarifies the scope of the standard regarding the interest of entities in other entities that are classified as held for sale or discontinued operations in accordance with IFRS 5.

Considering that the Company does not have interest in other entities that are classified as held for sale or discontinued operations, these amendments did not have effects on the disclosures and amounts recognized in the consolidated financial statements for the year ended December 31, 2017.

3.18 New standards and interpretations issued but not yet effective

A number of new IFRS standards and amendments to the standards and interpretations were issued by the IASB and had not yet come into effect for annual periods beginning on January 1, 2017. Consequently, the Company has not early adopted them:

a) IFRS 9 - Financial instruments

IFRS 9 is effective for the financial statements of an entity prepared in accordance with IFRS for annual periods beginning on or after January 1, 2018.

This standard establishes new requirements for classification and measurement of financial assets and liabilities. Financial assets are classified into three categories: (i) measured at fair value through profit or loss; (ii) measured at amortized cost, based on the business model within which they are held and the characteristics of their contractual cash flows; and; (iii) measured at fair value through other comprehensive income.

With regard to financial liabilities, the main alteration in relation to the requirements already set by IAS 39 requires any change in fair value of a financial liability designated at fair value through profit or loss attributable to changes in the liability's credit risk to be stated in other comprehensive income and not in the statement of profit or loss.

In relation to the impairment of financial assets, IFRS 9 requires an expected credit loss model, as opposed to an incurred credit loss under IAS 39. The expected credit loss model requires an entity to account for expected credit losses and changes in those expected credit losses at each reporting date to reflect changes in credit risk since initial recognition. In other words, it is no longer necessary for a default event to have occurred before credit losses are recognized.

Regarding the modifications related to hedge accounting, IFRS 9 retains three types of hedge accounting mechanisms currently available in IAS 39. Under IFRS 9, greater flexibility has been introduced to the types of risks components of non-financial items that are eligible for hedge accounting. In addition, the effectiveness test has been overhauled and replaced with the principle of an “economic relationship”. Retrospective assessment of hedge effectiveness is also no longer required. Enhanced disclosure requirements about an entity’s risk management have also been introduced.

The Company’s distribution subsidiaries have material assets classified as “available-for-sale”, in accordance with the current requirements of IAS 39. These assets represent the right to indemnity at the end of the concession period of the distribution subsidiaries. The designation of these instruments as available-for-sale occurs due to the non-classification in the other three categories described in IAS 39 (loans and receivables, fair value through profit or loss and held-to-maturity). Management’s opinion is that, these assets will be classified as measured at fair value through profit or loss according to the new standard, the effects of the subsequent remeasurement of this asset would be recognized in profit or loss for the year. Thus, there will not be material impacts on the Company’s consolidated financial statements.

The transmission subsidiaries have assets classified as “loans and receivables”, in accordance with the current requirements of IAS 39. These assets have two components: the right to receive the “Allowed Annual Revenue - RAP” to be received over the concession period and the indemnity at the end of the concession. These instruments are designated as loans and receivables because they are non-derivative financial assets, with fixed or determinable payments that are not quoted in an active market. Management’s opinion is that the asset arising from the receipt of RAP will be classified and measured at amortized cost with the new standard, not causing impacts on the Company’s consolidated financial statements. Regarding the indemnity receivable at the end of the concession, this will correspond to the portion of assets not depreciated over the concession at their new replacement value. Considering that the calculation of the amount to be received will not change during the concession, Management analyzes the possibility of measuring and classifying this portion of the financial asset as at fair value through profit or loss. Currently, Management’s opinion is that the effects of this possible change would be immaterial.

Moreover, as the Group do not apply hedge accounting, Management concluded that there will not be material impact on the information disclosed or amounts recorded in its consolidated financial statements as a result of the amendments to standard.

As regards the changes in the calculation of impairment of financial assets, the Company estimates that the impact on the equity for January 1st 2018 will be a decrease in line item “Consumers, concessionaires and licensees” between R$ 70,000 and R$ 80,000.

Considering that the Group holds certain financial liabilities designated at fair value through profit or loss, Management believes that there will be no impacts on its consolidated financial statements since the changes in credit risk currently recognized directly in profit or loss will be recognized in other comprehensive income. For the year ended December 31, 2017, the changes in credit risk recognized in profit or loss represented an expense of R$ 92,138.

b) IFRS 15 - Revenue from contracts with customers

IFRS 15 provides a straightforward model for accounting for contracts with customers and it will supersede the current guide for revenue recognition provided in IAS 18 – Revenue and IAS 11 - Construction contracts and related interpretations.

The standard establishes that an entity will recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The standard introduces a five-step model for revenue recognition: (i) identify the contract with the customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

Under IFRS 15, an entity recognizes revenue when (or as) the entity satisfies a performance obligation, i.e., when the "control" over the goods and services in a certain operation is transferred to the customer, and will establish a greater level of detail in the disclosures.

IFRS 15 is effective for annual periods beginning on or after January 1, 2018. Contracts that begin and end in the same period of comparative presentation, as well as contracts that are completed at the beginning of the oldest period presented will not be restated. The Company analyzed the 5-step approach to the various types of the Group’ revenue and has not identified any material impact of the adoption of this standard on its consolidated financial statements. Therefore, after the appropriate analyses, the conclusion is that the current revenue recognition is in accordance with IFRS 15.

c) IFRS 16 Leases

Issued on January 13, 2016, establishes, in the lessee’s view, a new form for accounting for leases currently classified as operating leases, which are now recognized similarly to leases classified as finance leases. As regards the lessors, it virtually retains the requirements of IAS 17, including only some additional disclosure aspects.

IFRS 16 is effective for annual periods beginning or on after January 1, 2019. The Company is assessing the standard and its adoption and preliminarily believes that the main impact will be the recording of lease of properties (under the lessee’s view), but no material impacts from the adoption of this standard are expected.

d)	IFRIC 22 – Foreign currency transactions and advance consideration

Issued on December 8, 2016, IFRIC 22 addresses the exchange rate to be used in transactions that involve the consideration paid or received in advance in foreign currency transactions, IFRIC will be effective for annual periods beginning on or after January 1, 2018.

The Group’s foreign currency transactions are currently restricted to debt instruments with international financial institutions, measured at fair value, and to the purchase of electricity from Itaipu. As assets and liabilities measured at fair value are outside the scope of IFRIC and there are no advance payments on operations with Itaipu, Management believes that IFRIC 22 will not have material impacts on its consolidated financial statements.

e)	Annual Improvements to IFRS / 2014 – 2016 Cycle

Annually, the IASB discusses and decides on the proposed improvements to IFRS, as they are raised during the year. On December 8, 2016, new amendments were issued relating to the 2014-2016 cycle, effective as of January 1, 2018.

Amendments to IFRS 1 – First-time adoption of IFRS: excludes from the standard some exceptions existing for application in the transition period of entities that are first-time adopters of IFRS.

As the Company is not a first-time adopter of IFRS, Management believes that the application of these amendments will not have effect on the disclosures and amounts recognized in its consolidated financial statements.